Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Summary of Reconciled the Class A Ordinary Shares
At December 31, 2023 and 2022, the Class A common stock reflected in the balance sheets is reconciled in the following table:

	Shares	Value
Contingently redeemable common stock at December 31, 2021	28,750,000	$287,500,000
Plus:
Remeasurement of Class A common stock subject to possible redemption	—	2,847,008

	Shares	Value
Contingently redeemable common stock at December 31, 2022	28,750,000	290,347,008

Less:
Redemptions of Class A common stock	(22,645,318)	(230,129,156)
Plus:
Remeasurement of Class A common stock subject to possible redemption	—	3,301,702

Contingently redeemable common stock at December 31, 2023	6,104,682	$63,519,554

Summary of Basic and Diluted Loss Per Ordinary Share
The following table reflects the calculation of basic and diluted net loss per share of common stock (in dollars, except share amounts):

	For the Years Ended December 31,
	2023	2022
Common stock subject to possible redemption
Numerator:
Net loss allocable to Class A common stock subject to possible redemption	$(19,371,838)	$(2,072,758)

	For the Years Ended December 31,
	2023	2022
Denominator:
Weighted Average Redeemable Class A common stock, Basic and Diluted	10,870,337	28,750,000
Basic and Diluted net loss per share, Redeemable Class A common stock	$(1.78)	$(0.07)
Non-Redeemable Ordinary shares
Numerator:
Net loss allocable to Non-Redeemable common stock not subject to redemption	$(12,808,719)	$(518,190)
Denominator:
Weighted Average Non-Redeemable common stock, Basic and Diluted	7,187,500	7,187,500
Basic and diluted net loss per share	$(1.78)	$(0.07)